LONG-TERM INVESTMENTS - Additional Information (Details) ¥ in Thousands, $ in Thousands	1 Months Ended													12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Nov. 30, 2019 USD ($)	Nov. 30, 2019 CNY (¥)	Aug. 31, 2019 USD ($)	Aug. 31, 2019 CNY (¥)	Mar. 31, 2018 CNY (¥)	Jan. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Sep. 30, 2017 CNY (¥)	Mar. 31, 2017 CNY (¥)	Dec. 31, 2013 CNY (¥)	Apr. 30, 2012 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 CNY (¥)	Jun. 30, 2016 CNY (¥)
Schedule of Equity Method Investments [Line Items]
Impairment of investment																	¥ 20,258
Cost of investment									¥ 312,176							¥ 521,863	312,176	¥ 169,905
Distribution received														$ 2,902	¥ 20,200
Increase (Decrease) in Cost of Investments in Equity Method Investments															(351,958)	209,687
Disposal gain															19,961
Equity method investment loss														(7,261)	(50,553)	(186,642)	53,783
Equity method investment realized gain on disposal														2,564	17,853	16,509
Equity method investment	$ 17,828													17,828		490,376		¥ 124,116
WiFire Group Inc. ("WiFire Group")
Schedule of Equity Method Investments [Line Items]
Equity interest, percentage										33.33%
Investment in an equity investee, addition									15,000					716	5,000
Capital injected									15,000					716	5,000
Percentage of ownership disposed										66.67%
Equity method investment									¥ 0								0
Equity method investment at fair value										¥ 6
Equity Investments Without Readily Determinable Fair Value
Schedule of Equity Method Investments [Line Items]
Equity investments without readily determinable fair values														1,885	13,122	26,653
Dividend income of non-marketable investments														66	461	406
Gain from disposal of non-marketable investments														$ 795	5,536	20,496
Impairment of investment															0	¥ 0	¥ 20,258
Yizhuang Venture Investment Fund
Schedule of Equity Method Investments [Line Items]
Equity interest, percentage	27.694%								27.694%					27.694%		27.694%	27.694%	27.694%
Investment in an equity investee, addition												¥ 50,500	¥ 50,500
Cost of investment									¥ 101,000							¥ 101,000	¥ 101,000	¥ 101,000
Distribution received	$ 2,902	¥ 20,200
Capital injected												¥ 50,500	¥ 50,500
Disposal gain															(20,200)
Equity method investment loss																25,681
Unis Tech
Schedule of Equity Method Investments [Line Items]
Equity interest, percentage																			49.00%
Cost of investment									49,000								49,000		¥ 49,000
Increase (Decrease) in Cost of Investments in Equity Method Investments																(49,000)
Equity method investment cash consideration							¥ 49,000
Equity method investment loss							3,548
Equity method investment realized gain on disposal							¥ 16,509
Shihua DC Investment Holdings Limited
Schedule of Equity Method Investments [Line Items]
Cost of investment									¥ 147,176							366,623	¥ 147,176	29,068
Increase (Decrease) in Cost of Investments in Equity Method Investments					$ (48,487)	¥ (337,555)									(337,555)	219,447
Accumulative share equity loss derecognized	3,204													$ 3,204				22,308
Disposal gain															22,308
Shihua Investment Management [Member]
Schedule of Equity Method Investments [Line Items]
Equity interest, percentage											49.00%
Investment in an equity investee, addition											¥ 13,537					15,531
Capital injected											¥ 13,537					15,531
Share equity loss recognized	$ 2,340													$ 2,340				¥ 16,290
Chengdu Qidi Chengxin Education Limit ("Qidi Chengxin")
Schedule of Equity Method Investments [Line Items]
Equity interest, percentage	59.00%													59.00%				59.00%
Investment in an equity investee, addition														$ 564	3,930
Cost of investment																		¥ 3,930
Capital injected														$ 564	3,930
Increase (Decrease) in Cost of Investments in Equity Method Investments															3,930
Shihua DC Investment Holdings 2 Limited ("Shihua Holdings 2")
Schedule of Equity Method Investments [Line Items]
Equity interest, percentage											49.00%
Investment in an equity investee, addition											¥ 133,639					203,916
Capital injected											¥ 133,639					203,916
Jingliang Inter Cloud
Schedule of Equity Method Investments [Line Items]
Equity interest, percentage								60.00%
Investment in an equity investee, addition								¥ 6,000
Cost of investment																6,000		6,000
Capital injected								¥ 6,000
Increase (Decrease) in Cost of Investments in Equity Method Investments																6,000
Jingliang Century Cloud
Schedule of Equity Method Investments [Line Items]
Equity interest, percentage								40.00%
Investment in an equity investee, addition								¥ 4,000
Cost of investment																4,000		4,000
Capital injected								¥ 4,000
Increase (Decrease) in Cost of Investments in Equity Method Investments																4,000
Huaye Cloud
Schedule of Equity Method Investments [Line Items]
Equity interest, percentage							50.00%
Investment in an equity investee, addition							¥ 23,333
Cost of investment																23,333
Capital injected							¥ 23,333
Increase (Decrease) in Cost of Investments in Equity Method Investments															(23,333)	23,333
Disposal gain			$ 2,564	¥ 17,853											¥ 17,853
Total cash consideration on disposal of equity interests			3,352	23,333
Investment loss			$ 2,564	¥ 17,853
ZJK Energy
Schedule of Equity Method Investments [Line Items]
Cost of investment																5,907		¥ 5,907
Increase (Decrease) in Cost of Investments in Equity Method Investments																¥ 5,907